Related Party Transactions - Table (Details) - CAD ($)	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Related Party Transactions.
Management fees	$ 513,886	$ 369,522
Share-based payments		940,268
Total	$ 513,886	$ 1,309,790